Fair Values Of FCI's Pension Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Defined Benefit Plans Disclosures [Line Items]
Fair value of pension plan assets	$ 1,487	$ 5,410	$ 5,114	$ 3,902
FCI
Schedule Of Defined Benefit Plans Disclosures [Line Items]
Fair value of pension plan assets		4,085
FCI | Guaranteed Interest Contract | Kyobo Life Insurance Co. Ltd.
Schedule Of Defined Benefit Plans Disclosures [Line Items]
Fair value of pension plan assets		1,605
FCI | Guaranteed Interest Contract | Shinhan Investment Co.
Schedule Of Defined Benefit Plans Disclosures [Line Items]
Fair value of pension plan assets		466
FCI | Fixed Deposit | Industrial Bank of Korea
Schedule Of Defined Benefit Plans Disclosures [Line Items]
Fair value of pension plan assets		$ 2,014